Non-controlling Interests (Tables)	12 Months Ended
May 31, 2018
Noncontrolling Interest [Abstract]
Summary of Changes in Non-controlling Interest

Non-controlling interests
US$
Balance as of June 1, 2015	3,496
Capital contribution from non-controlling interests	28,919
Repurchase shares from non-controlling interests	(3,497)
Unrealized gain on available-for-sale investments	999
Foreign currency translation adjustment	(271)
Net income attributed to non-controlling interests	444

Balance as of June 1, 2016	30,090

Capital contribution from non-controlling interests	3,924
Addition of non-controlling interests in connection with acquisition	3,909
Unrealized (loss) on available-for-sale investments	(23)
Foreign currency translation adjustment	(1,109)
Net income attributed to non-controlling interests	2,339

Balance as of May 31, 2017	39,130

Capital contribution from non-controlling interests	2,015
Repurchase shares from non-controlling interests	(28,652)
Dividend declared	(231)
Unrealized gain on available-for-sale investments	164
Foreign currency translation adjustment	2,949
Net income attributed to non-controlling interests	1,107

Balance as of May 31, 2018	16,482

Schedule of Effects of Changes in Ownership Interest on Equity

The effects of changes in the Company’s ownership interest on the Company’s equity is as follows:

	For the years ended May 31,
	2017	2018
	US$	US$
Net income attribute to New Oriental Education & Technology Group Inc.‘s shareholders	274,457	296,130
Increase in the Group’s additional paid-in capital resulting from capital injection of Beijing Fishpond Software Technology Co., Ltd. Fishpond and Huoerguosi Oriental Xinchuang Equity Investment Partnership (Limited Partnership)’s non-controlling interests	—	138
Increase in the Group’s additional paid-in capital resulting from capital injection of Dongfang Youbo’s non-controlling interests	138	—
Increase in the Group’s additional paid-in capital resulting from capital injection of Xuncheng’s non-controlling interests	4,733	(113,922)
Decrease in the Group’s additional paid-in capital resulting from repurchase shares from Xuncheng’s non-controlling interests	(5,412)	(63,721)
Increase in the Group’s additional paid-in capital resulting from transferring Xuncheng’s common shares to non-controlling interests	5,704	—

Changes from net income attributable to New Oriental Education & Technology Group Inc.‘s shareholders and transfers from/to non-controlling interests	279,620	118,625